Securitizations And Variable Interest Entities (Fair Value Of Firm's Retained Interests And Sensitivity Of This Fair Value) (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line items]
Retained interests	174	165
Material retained interest held [Member]
Variable Interest Entity [Line items]
Sensitivity analysis for material retained interest	159	157
Minimum [Member]
Variable Interest Entity [Line items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%